ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Receivable

Accounts receivable consisted of the following:

	As of December 31,
	2012	2013

Billed accounts receivable	$52,334	$65,630
Unbilled accounts receivable	151,521	190,296
Less: Allowance for doubtful accounts	(1,653)	(2,717)

Total accounts receivable	$202,202	$253,209

Analysis of Allowance for Doubtful Accounts

An analysis of the allowance for doubtful accounts is as follows:

	2011	2012	2013

Balance at beginning of year	$2,320	$4,219	$1,653
Charge to expenses	2,438	209	1,007
Write-offs	(727)	(2,769)	—
Exchange rate differences	188	(6)	57

Balance at end of year	$4,219	$1,653	$2,717